Share-Based Compensation (Details) (USD $)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Share Based Compensation [Line Items]
Number of Shares Outstanding	60,000	0	55,000	55,000
Number of Shares Granted	0	55,000	5,000	0
Number of Shares Exercised	0	0	0	0
Number of Shares Cancelled	0	0	0	0
Number of Shares Outstanding	60,000	55,000	60,000	55,000
Number of Shares Exercisable at June 30, 2013	52,500
Weighted Average Exercise Price Per Share Outstanding, Beginning (in dollars per share)	$ 0.001	$ 0	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Granted (in dollars per share)	$ 0	$ 0.001	$ 0.001	$ 0
Weighted Average Exercise Price per Share Exercised (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Weighted Average Exercise Price per Share Cancelled (in dollars per share)	$ 0	$ 0	$ 0	$ 0
Weighted Average Exercise Price Per Share Outstanding, Ending (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Weighted Average Exercise Price per Share Exercisable at June 30, 2013 (in dollars per share)	$ 0.001
Weighted Average Remaining Contractual Term (in years) Granted		0 years	5 years	0 years
Weighted Average Remaining Contractual Term (in Years) Outstanding	3 years 11 months 8 days	6 years 5 months 16 days	4 years 5 months 8 days	5 years 5 months 16 days
Weighted Average Remaining Contractual Term (in Years) Exercisable at June 30, 2013	3 years 11 months 8 days
Aggregate Intrinsic Value Granted	$ 0	$ 0	$ 48,246	$ 0
Aggregate Intrinsic Value Outstanding	598,140	530,679	595,140	534,001
Aggregate Intrinsic Value Exercisable at June 30, 2013	$ 523,373